Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000004015
Average Annual Return [Line Items]
Average Annual Return, Percent	25.75%	0.93%		5.50%
Without Sales Load [Member] | C000159129
Average Annual Return [Line Items]
Average Annual Return, Percent	26.05%	1.12%		5.70%
Without Sales Load [Member] | C000219337
Average Annual Return [Line Items]
Average Annual Return, Percent	27.32%	2.15%	7.83%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%		7.69%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%		7.69%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%	12.39%